Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2024
Long-term Debt [Abstract]
Schedule of Long-term Debt Instruments

2024 2023
Senior unsecured bond 119,100 119,100
Secured long-term debt 371,966 397,857
Total long-term

debt
$ 491,066 $ 516,957
Less: Deferred financing costs

(5,170) (6,314)
Long-term debt, net of deferred financing costs $ 485,896 $ 510,643
Less: Current long-term debt, net of deferred financing

costs,
current (47,277) (49,512)
Long-term debt, excluding current maturities $ 438,619 $ 461,131

Schedule of Maturities of Long-term Debt	Period Principal Repayment Year 1 $ 49,487 Year 2 50,221 Year 3 50,221 Year 4 84,193 Year 5 156,116 Year 6 and thereafter 100,828 Total $ 491,066